LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-B

COLLECTION PERIOD:                 OCTOBER 1-31, 2006                PAYMENT DATE:      NOV 15 2006
DETERMINATION DATE:                NOV 08 2006                       REPORT BRANCH:     2062
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                                                                                                                       OVERCOLLAT-
INITIAL DEAL                           TOTAL          CLASS A-1        CLASS A-2       CLASS A-3        CLASS A-4      ERALIZATION
-----------------------------------------------------------------------------------------------------------------------------------

Class Percentages                         100.00%           19.75%           27.06%          29.03%           22.91%          1.25%
Initial Pool Balance               356,486,170.16    70,406,018.61    96,456,245.49  103,496,847.35    81,670,981.58   4,456,077.12
Prefunding                         149,842,943.76    29,593,981.39    40,543,754.51   43,503,152.65    34,329,018.42   1,873,036.80
Total Balance                      506,329,113.92   100,000,000.00   137,000,000.00  147,000,000.00   116,000,000.00   6,329,113.92
Note Balance Total                 500,000,000.00   100,000,000.00   137,000,000.00  147,000,000.00   116,000,000.00
Number of Contracts                        19,634
Class Pass Through Rates                                    5.370%           5.340%          5.170%           5.180%
Servicing Fee Rate                       1.75000%
Indenture Trustee Fee                    0.00300%
Custodian Fee                            0.02000%
Backup Servicer Fee                      0.01000%
Insurance Premium Fee                    0.17000%
Demand Note Rate                         5.00000%

Initial Weighted Average APR             12.9080%
Initial Weighted Average Monthly
   Dealer Participation Fee Rate           0.000%
Initial Weighted Average Adjusted
   APR (net of Monthly Dealer
   Participation) of Remaining
   Portfolio                             12.9080%
Initial Weighted Average
   Remaining Term                           65.00
Initial Weighted Average
   Original Term                            69.00

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CURRENT MONTH CERTIFICATE                                                                                               OVERCOLLAT-
     BALANCES                          TOTAL          CLASS A-1        CLASS A-2       CLASS A-3        CLASS A-4      ERALIZATION
-----------------------------------------------------------------------------------------------------------------------------------

BOP:
Prior Month Pool Balance           346,098,865.39    60,018,713.84    96,456,245.49  103,496,847.35    81,670,981.58   4,456,077.12
Prefunding Pool Balance            149,842,943.76    29,593,981.39    40,543,754.51   43,503,152.65    34,329,018.42   1,873,036.80
Total Pool Balance                 495,941,809.15    89,612,695.23   137,000,000.00  147,000,000.00   116,000,000.00   6,329,113.92
Total Note Balance                 487,637,655.83    87,637,655.83   137,000,000.00  147,000,000.00   116,000,000.00

EOP:
Number of Current Month Closed
   Contracts                                  430
Number of Reopened Loans                        0
Number of Contracts - EOP                  26,174
Pool Balance - EOP                 483,067,314.35    76,738,200.43   137,000,000.00  147,000,000.00   116,000,000.00   6,329,113.92
Prefunding Pool Balance                      0.00             0.00             0.00            0.00             0.00           0.00
Total Pool Balance - EOP           483,067,314.35    76,738,200.43   137,000,000.00  147,000,000.00   116,000,000.00   6,329,113.92
Total Note Balance - EOP           472,558,763.66    72,558,763.66   137,000,000.00  147,000,000.00   116,000,000.00

Class Collateral Pool Factors          0.94511753       0.72558764       1.00000000      1.00000000       1.00000000

Weighted Average APR of Remaining
   Portfolio                            12.82227%
Weighted Average Monthly Dealer
   Participation Fee Rate                0.00000%
Weighted Average Adjusted APR
   (net of Monthly Dealer
   Participation) of Remaining
   Portfolio                            12.82227%
Weighted Average Remaining Term             64.90
Weighted Average Original Term              68.98

                                                                     Page 1 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-B

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TOTAL DISTRIBUTION AMOUNT                                                                              CONTRACTS
--------------------------------------------------------------------------------------------------------------------

     Monthly Payments:         Principal                                               6,001,174.64
                               Interest                                                4,684,087.86
     Early Payoffs:            Principal Collected                                     6,525,277.34
                               Early Payoff Excess Servicing Compensation                    115.06
                               Early Payoff Principal Net of Rule of 78s Adj.          6,525,162.28             414
                               Interest                                                   81,450.44
     Liquidated Receivable:    Principal Collected                                         5,148.00
                               Liquidated Receivable Excess Servicing Compensation             0.00
                               Liquidated Receivable Principal Net of Rule of 78s Adj.     5,148.00              11
                               Interest                                                      903.83
     Purchase Amount:          Principal                                                 115,601.12               5
                               Interest                                                    5,356.07
                                              Total Principal                         12,647,086.04
                                              Total Interest                           4,771,798.20

                                              Total Principal and Interest            17,418,884.24
     Recoveries                                                                           49,101.51
     Excess Servicing Compensation                                                           115.06
     Late Fees & Miscellaneous Fees                                                       62,697.89
     Collection Account Customer Cash                                                 17,530,798.70
     ADDITIONAL COLLECTION ACCOUNT CASH:
     Collection Account Investment Income                                                 51,623.50
     Prefunding Account Investment Income                                                556,617.34
     Mandatory Special Redemption                                                              0.00
     Available Funds                                                                  18,139,039.54

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                                                                                      DISTRIBUTION    SHORTFALL / DRAW
DISTRIBUTION                                                                             AMOUNT       DEFICIENCY CLAIM
-----------------------------------------------------------------------------------------------------------------------

                                                                                      18,139,039.54

Servicing Fees:                Current Month Servicing Fee            723,248.47
                               Prior Period Unpaid Servicing Fee            0.00
                               Late Fees & Miscellaneous Fees          62,697.89
                               Excess Servicing Compensation              115.06
                                              Total Servicing Fees:   786,061.42      17,352,978.12            0.00
Indenture Trustee Fee                                                   1,219.09      17,351,759.03            0.00
Custodian Fee                                                           8,265.70      17,343,493.33            0.00
Backup Servicer Fee                                                     4,132.85      17,339,360.48            0.00
Prior Unpaid Indenture Trustee Fee                                        358.78      17,339,001.70            0.00
Prior Unpaid Custodian Fee                                                  0.00      17,339,001.70            0.00
Prior Unpaid Backup Servicer Fee                                            0.00      17,339,001.70            0.00

                                                                     Page 2 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-B

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DISTRIBUTION CONTINUED                                                               DISTRIBUTION    SHORTFALL / DRAW
                                                                                        AMOUNT       DEFICIENCY CLAIM
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Class A-1 Note Interest:       Current Month                          392,178.51      16,946,823.19            0.00
                               Prior Carryover Shortfall                    0.00      16,946,823.19
Class A-2 Note Interest:       Current Month                          609,650.00      16,337,173.19            0.00
                               Prior Carryover Shortfall                    0.00      16,337,173.19
Class A-3 Note Interest:       Current Month                          633,325.00      15,703,848.19            0.00
                               Prior Carryover Shortfall                    0.00      15,703,848.19
Class A-4 Note Interest:       Current Month                          500,733.33      15,203,114.86            0.00
                               Prior Carryover Shortfall                    0.00      15,203,114.86
Principal Payment Amount:      Current Month                        4,570,341.48      10,632,773.38            0.00
                               Prior Carryover Shortfall                    0.00      10,632,773.38
Certificate Insurer:           Reimbursement Obligations                    0.00      10,632,773.38            0.00
                               Premium                                 66,945.82      10,565,827.55            0.00

Demand Note Interest Payment Amount

                               Current Month                           73,839.66      10,491,987.89            0.00
                               Prior Carryover Shortfall                    0.00      10,491,987.89            0.00

Demand Note                    Reimbursement                                0.00      10,491,987.89            0.00
Additional Expenses:           Trust Collateral Agent                       0.00      10,491,987.89            0.00
                               Indenture Trustee                            0.00      10,491,987.89            0.00
                               Backup Servicer                              0.00      10,491,987.89            0.00
                               Custodian                                    0.00      10,491,987.89            0.00

Distribution to (from) the Spread Account                          10,491,987.89               0.00

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LIQUIDATED RECEIVABLES
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                Cumulative Cram Down Loss
Liquidated Receivables and Cram Down Loss:                                                               Balance          Units

     BOP Liquidated Receivable Principal Balance     232,556.76        BOP Cram Down loss Balance          0.00             0
     Current Month Cram Down Loss                          0.00      Current Month Cram Down Loss          0.00             0
     Liquidation Principal Proceeds                    5,148.00
     Principal Loss                                  227,408.76
     Prior Month Cumulative Principal Loss LTD             0.00
     Cumulative Principal Loss LTD                   227,408.76         Cumulative Cram Down Loss          0.00             0

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STATISTICAL INFORMATION
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DELINQUENCY STATUS:            # OF CONTRACTS        AMOUNT           % OF TOTAL POOL BALANCE

     Current                       21,805        409,175,583.02               84.70%
     1-29 Days                      4,056         69,356,847.52               14.36%
     30-59 Days                       222          3,103,984.47                0.64%
     60-89 Days                        88          1,366,625.63                0.28%
     90-119 Days                        3             64,273.71                0.01%
     120 Days or More                   0                  0.00                0.00%
                         Total     26,174        483,067,314.35              100.00%

                                                                     Page 3 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-B

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STATISTICAL INFORMATION CONTINUED
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TRIGGER ANALYSIS:
(SEE PAGE 6 OF 6 FOR TRIGGER AND EVENT OF DEFAULT THRESHOLDS)

                                                   Trigger          Trigger       Event of Default     Event of
                               Current Month      Threshold          Event           Threshold          Default

Average Delinquency Ratio          0.87068%         4.25%              NO              6.25%              NO
Cumulative Default Rate               0.06%         1.57%              NO              1.85%              NO
Cumulative Loss Rate                  0.04%         0.79%              NO              1.02%              NO

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STATISTICAL INFORMATION CONTINUED
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REPOSSESSION STATISTICS:
                               CERTIFICATE INVENTORY                                                RECOVERY INVENTORY
                                  # OF CONTRACTS       AMOUNT *                                       # OF CONTRACTS       AMOUNT *

Prior Month Inventory                       3         93,716.02               Prior Month Inventory               0            0.00
Repurchases                                 3         93,716.02                         Repurchased               0            0.00
Adjusted Prior Month Inventory              0              0.00      Adjusted Prior Month Inventory               0            0.00
Current Month Repos                        10        226,969.15                 Current Month Repos              10      174,787.08
Repos Actually Liquidated                   0              0.00        Repos from Trust Liquidation               0            0.00
Repos Liquidated at 60+ or 150+             0              0.00           Repos Actually Liquidated               4       49,960.56
Dealer Payoff                               0              0.00                       Dealer Payoff               0            0.00
Redeemed / Cured                            2         39,167.70                    Redeemed / Cured               0            0.00
Purchased Repos                             0              0.00                     Purchased Repos               0            0.00
Current Month Inventory                     8        187,801.45             Current Month Inventory               6      124,826.52

                               * The Prior Month Inventory reported this month may differ due to Payment or NSF activity.

LIQUIDATED RECEIVABLE STATISTICS:

                                   # OF CONTRACTS        AMOUNT

Current Month Balance                      11        232,556.76
Cumulative Balance                         11        232,556.76
Current Month Proceeds                                 6,051.83
Cumulative Proceeds                                    6,051.83
Current Month Recoveries                              49,101.51
Cumulative Recoveries                                 49,101.51

                                                RECEIVABLES LIQUIDATED AT 150 OR
                                                MORE DAYS DELINQUENT, 60 OR MORE
                                                DAYS PAST THE DATE AVAILABLE FOR SALE            CUMULATIVE RECEIVABLES LIQUIDATED
                                                AND BY ELECTION:                                 AT 150+ AND 60+:

                                                        Balance            Units                    Balance                 Units

Prior Month                                                0.00                0                       0.00                   0
Current Trust Liquidation Balance                          0.00                0                       0.00                   0
Current Monthly Principal Payments                       400.64
Cram Down Loss                                             0.00
Reopened Loan Due to NSF                                   0.00                0
Current Repurchases                                        0.00                0
Current Recovery Sale Proceeds                             0.00                1
Deficiency Balance of Sold Vehicles                        0.00
EOP                                                      400.64                1                       0.00                   0

                                                                     Page 4 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-B

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STATISTICAL INFORMATION CONTINUED
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Requisite Amount:                                             0.00

   DEMAND NOTE SPREAD ACCOUNT

Initial Deposit                                               0.00
   BOP Balance                                                0.00
   Remaining Distribution Amount                     10,491,987.89
   Investment Income - Spread                            16,562.80
  Current Month Draw - Spread                                 0.00
EOP Balance Prior to Distribution                    10,508,550.69

Spread Account Release Amount                        10,508,550.69

EOP Balance                                                   0.00

Class A Principal Payment Amount                     10,508,550.69
Demand Note Supp Interest Payment Amount                      0.00
Class R Certificateholder Distribution                        0.00

           DEMAND NOTE

Demand Note Initial Balance                          12,477,015.96
Subsequent Transfer                                   5,244,503.03
Demand Note Amount                                   17,721,518.99

OVERCOLLATERALIZATION AMOUNT                         10,508,550.69

CURRENT MONTH TOTAL ENHANCEMENT AMOUNT               28,230,069.68         5.84%

REQUIRED TOTAL ENHANCEMENT AMOUNT                    43,476,058.29         9.00%

PREFUNDING ACCOUNT RECONCILIATION

Initial Deposit                                     149,842,943.76
BOP Balance                                         149,842,943.76
Subsequent Transfer                                 149,842,943.76
Investment Income Earned                                556,617.34
Investment Income Deposited to Note Account for
   Distribution Per SAS Sec5.5                          556,617.34
Mandatory Special Redemption                                  0.00
Remaining Prefunding Balance                                  0.00
Undistributed Investment Income                               0.00
EOP Balance Before Release to Servicer                        0.00
Prefunding Account Balance Released to Servicer               0.00
EOP Balance                                                   0.00

                                                                     Page 5 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-B

TRIGGER EVENT AND EVENT OF DEFAULT THRESHOLDS:

--------------------------------------------------   --------------------------------------------
 CUMULATIVE LOSS:                                    CUMULATIVE GROSS DEFAULT:
--------------------------------------------------   --------------------------------------------
   UP TO MONTH     TRIGGER EVENT  EVENT OF DEFAULT   UP TO MONTH  TRIGGER EVENT  EVENT OF DEFAULT

         3             0.79%           1.02%              3           1.57%            1.85%
         6             1.57%           1.87%              6           3.13%            3.39%
         9             1.96%           2.37%              9           3.73%            4.31%
        12             3.13%           3.39%             12           5.88%            6.15%
        15             3.56%           3.85%             15           6.77%            7.00%
        18             4.28%           4.61%             18           8.56%            8.39%
        21             4.66%           5.39%             21           8.98%            9.80%
        24             5.17%           5.85%             24           9.40%           10.63%
        27             5.50%           6.31%             27          10.00%           11.48%
        30             6.00%           6.76%             30          10.91%           12.30%
        33             6.34%           7.24%             33          11.52%           13.15%
        36             6.67%           7.54%             36          12.12%           13.71%
        39             6.83%           7.69%             39          12.43%           13.98%
        42             7.00%           8.00%             42          12.72%           14.54%
        45             7.00%           8.00%             45          12.72%           14.54%
        48             7.00%           8.00%             48          12.72%           14.54%
        51             7.00%           8.00%             51          12.72%           14.54%
        54             7.00%           8.00%             54          12.72%           14.54%
        57             7.00%           8.00%             57          12.72%           14.54%
        60             7.00%           8.00%             60          12.72%           14.54%
        63             7.00%           8.00%             63          12.72%           14.54%
        66             7.00%           8.00%             66          12.72%           14.54%
        69             7.00%           8.00%             69          12.72%           14.54%
        72             7.00%           8.00%             72          12.72%           14.54%
-------------------------------------------------------------------------------------------------

--------------------------------------------------
AVERAGE DELINQUENCY RATIO:
--------------------------------------------------
   UP TO MONTH     TRIGGER EVENT  EVENT OF DEFAULT
        12             4.25%           6.25%
        24             5.25%           7.25%
        72             6.25%           8.25%
--------------------------------------------------

                                                                     Page 6 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-B

Long Beach Acceptance Corp., as Servicer, certifies that all computations presented reflect accurate information as of October 31, 2006 and were performed in conformity with the Sale and Servicing Agreement dated September 1, 2006.

/s/ Maureen E. Morley
-----------------------------
Maureen E. Morley
Vice President and Controller

                                                                     Page 7 of 7